RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Salaries, Benefits, And Consulting Fees	$ 299	$ 265	$ 738	$ 500
Share-based Payments	667	415	824	903
Total Key Management Personnel Compensation	$ 966	$ 680	$ 1,562	$ 1,403